Goodwill and Other Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Purchased software [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	$ 194	$ 429
Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	1,939	1,711
In process software not subject to amortization [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	$ 900	$ 933